THE INDUSTRY LEADERS FUND(R)

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                 Supplement dated October 1, 1999 to
            Statement of Additional Information ("SAI")
                         dated March 13, 1999

Effective as of the date of this supplement, the above referenced SAI is revised to reflect that the Fundamental
Investment Restriction limiting the maximum percentage of assets which the Fund may invest in any one issuer has been changed from 2.25% of the portfolio to 2.75%.